ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 22,200	$ 24,725
Accrued Liabilities and Other Payables	228,965	218,380
TOTAL	$ 251,165	$ 243,105